Investment Securities (Tables)	12 Months Ended
Mar. 31, 2011
Investment Securities
Schedule of Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Investment Securities
At March 31, 2010:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Estimated fair value
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥39,431,089	¥63,871	¥62,099		¥39,432,861
Japanese prefectural and municipal bonds	272,829	8,148	77		280,900
Foreign governments and official institutions bonds	1,340,750	8,882	4,406		1,345,226
Corporate bonds	3,394,320	88,762	8,434		3,474,648
Residential mortgage-backed securities	934,203	16,004	8,796		941,411
Commercial mortgage-backed securities	57,098	2	3,805		53,295
Asset-backed securities	329,590	773	2,545		327,818
Other debt securities	1,037	—	—		1,037
Marketable equity securities	3,082,948	1,477,616	5,884		4,554,680

Total	¥48,843,864	¥1,664,058	¥96,046		¥50,411,876

Securities being held to maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥1,076,900	¥17,250	¥—		¥1,094,150
Japanese prefectural and municipal bonds	42,348	585	—		42,933
Foreign governments and official institutions bonds	607,558	8,309	300		615,567
Corporate bonds	127,369	2,280	—		129,649
Asset-backed securities	1,086,788	56,245	253	(1)	1,142,780
Other debt securities	2,838	4	—		2,842

Total	¥2,943,801	¥84,673	¥553		¥3,027,921

Note:

(1)	UNBC reclassified CLOs, which totaled ¥111,895 million at fair value, from securities available for sale to securities being held to maturity during the fiscal year ended March 31, 2010. As a result of the reclassification, the unrealized losses at the date of transfer remained in accumulated other changes in equity from nonowner sources in the accompanying consolidated balance sheets was ¥48,914 million before taxes at March 31, 2010 and not included in the table above.

At March 31, 2011:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥44,756,826	¥75,017	¥112,221	¥44,719,622
Japanese prefectural and municipal bonds	193,712	6,578	9	200,281
Foreign governments and official institutions bonds	973,175	16,472	856	988,791
Corporate bonds	3,058,698	84,262	3,418	3,139,542
Residential mortgage-backed securities	1,140,271	11,593	13,293	1,138,571
Commercial mortgage-backed securities	31,485	181	1,276	30,390
Asset-backed securities	452,280	665	555	452,390
Other debt securities	960	—	—	960
Marketable equity securities	2,755,016	1,073,797	63,726	3,765,087

Total	¥53,362,423	¥1,268,565	¥195,354	¥54,435,634

Securities being held to maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥1,026,443	¥7,987	¥—	¥1,034,430
Japanese prefectural and municipal bonds	22,667	178	—	22,845
Foreign governments and official institutions bonds	893,316	6,758	2,451	897,623
Corporate bonds	138,810	1,165	46	139,929
Asset-backed securities	935,876	32,144	3,930	964,090
Other debt securities	77	4	—	81

Total	¥3,017,189	¥48,236	¥6,427	¥3,058,998

Contractual Maturity

	Held-to-maturity		Available for sale
	Amortized cost	Estimated fair value	Estimated fair value
	(in millions)
Due in one year or less	¥789,436	¥794,613	¥12,979,004
Due from one year to five years	1,306,678	1,316,578	29,631,024
Due from five years to ten years	418,571	439,161	4,799,923
Due after ten years	502,504	508,646	3,260,596

Total	¥3,017,189	¥3,058,998	¥50,670,547

Schedule of Investments, by Type and Length in Continuous Loss Position

	Less than 12 months		12 months or more		Total
At March 31, 2010:	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Number of securities
				(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥21,109,870	¥25,459	¥1,806,501	¥36,640	¥22,916,371	¥62,099	114
Japanese prefectural and municipal bonds	10,009	77	—	—	10,009	77	3
Foreign governments and official institutions bonds	822,500	4,404	138	2	822,638	4,406	122
Corporate bonds	431,826	4,709	292,544	3,725	724,370	8,434	5,314
Residential mortgage-backed securities	269,805	2,269	76,545	6,527	346,350	8,796	123
Commercial mortgage-backed securities	2,946	250	47,396	3,555	50,342	3,805	28
Asset-backed securities	12,546	1,672	20,705	873	33,251	2,545	26
Marketable equity securities	96,997	5,711	1,554	173	98,551	5,884	119

Total	¥22,756,499	¥44,551	¥2,245,383	¥51,495	¥25,001,882	¥96,046	5,849

Securities being held to maturity:
Debt securities:
Foreign governments and official institutions bonds	¥85,069	¥300	¥—	¥—	¥85,069	¥300	9
Asset-backed securities	9,571	20	138,402	233	147,973	253	226

Total	¥94,640	¥320	¥138,402	¥233	¥233,042	¥553	235

	Less than 12 months		12 months or more		Total
At March 31, 2011:	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Number of securities
				(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥24,169,306	¥95,292	¥998,080	¥16,929	¥25,167,386	¥112,221	136
Japanese prefectural and municipal bonds	10,111	9	—	—	10,111	9	6
Foreign governments and official institutions bonds	96,431	855	524	1	96,955	856	43
Corporate bonds	309,067	2,051	148,667	1,367	457,734	3,418	3,155
Residential mortgage-backed securities	528,791	10,281	32,139	3,012	560,930	13,293	281
Commercial mortgage-backed securities	—	—	22,236	1,276	22,236	1,276	13
Asset-backed securities	16,708	56	35,961	499	52,669	555	23
Marketable equity securities	610,711	63,580	542	146	611,253	63,726	123

Total	¥25,741,125	¥172,124	¥1,238,149	¥23,230	¥26,979,274	¥195,354	3,780

Securities being held to maturity:
Debt securities:
Foreign governments and official institutions bonds	¥191,109	¥1,255	¥47,145	¥1,196	¥238,254	¥2,451	23
Corporate bonds	7,120	46	—	—	7,120	46	4
Asset-backed securities	259,446	3,840	126,948	90	386,394	3,930	247

Total	¥457,675	¥5,141	¥174,093	¥1,286	¥631,768	¥6,427	274

Roll-Forward of Credit Loss Component Recognized in Earnings

	2010	2011
	(in millions)
Balance at beginning of fiscal year	¥40,556	¥36,591

Additions:
Initial credit impairments	24,587	14,087
Subsequent credit impairments	5,235	6,401

Reductions:
Securities sold or matured	(33,787)	(21,621)

Balance at end of fiscal year	¥36,591	¥35,458